Employees' leaving entitlement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Changes to Employees' Leaving Entitlement

Changes to employees’ leaving entitlement occurring during 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Balance at beginning of year	16,121	17,181
Current service cost	95	111
Interest expense	123	253
Benefits paid	(396)	(2,039)
Actuarial losses	212	615
Reclassification to liabilities directly related to assets held for sale	(408)	—
Balance at end of year	15,747	16,121

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/20	31/12/19
Annual discount rate	0.34%	0.77%
Annual future salary increase rate	0.80%	0.00%
Annual inflation rate	0.80%	1.20%
Annual DBO increase rate	2.10%	2.400%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	4.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2020 and 2019 is reported as follows:

	31/12/20	31/12/19
+1% on turnover rate	(115)	(111)
-1% on turnover rate	127	123
+0.25% on annual inflation rate	218	231
-0.25% on annual inflation rate	(214)	(227)
+0.25% on annual discount rate	(340)	(360)
-0.25% on annual discount rate	352	373

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments of the employees’ leaving entitlement in future years:
	31/12/20	31/12/19
Within 1 year	1,193	1,203
Between 2 and 5 years	3,782	3,704